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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger

Title:   SIGNING AUTHORITY
         ----------------
Phone:   41 (01) 267 67 00

Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       --------------------------------------
                                       Adrian Bruengger
                                       Schaffhausen, Switzerland, May 9, 2005




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $1,218,606
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
      --------        --------  --------   --------        --------         --------   --------         --------
                       TITLE                VALUE     SHS OR    SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED  NONE
   --------------     --------    -----    --------   -------   ---   ----  ---------- --------    ----    ------  ----

Amgen Inc.              COM     031162100    68,921  1,184,000   SH          DEFINED      1     1,184,000   NONE   NONE

Auxilium
Pharmaceuticals,        COM     05334D107     5,382    900,000   SH          DEFINED      4       900,000   NONE   NONE
Inc.

Biogen Idec Inc.        COM     09062X103    86,275  2,500,000   SH          DEFINED      1     2,500,000   NONE   NONE

Celgene Corporation     COM     151020104   156,201  4,587,400   SH          DEFINED      2     4,587,400   NONE   NONE

Elan Corporation,       COM     284131208     6,480  2,000,000   SH          DEFINED      2     2,000,000   NONE   NONE
plc

EyeTech                 COM     302297106   113,498  4,127,194   SH          DEFINED      4     4,127,194   NONE   NONE
Pharmaceuticals,
Inc.

Genentech               COM     368710406    94,108  1,662,400   SH          DEFINED      1     1,662,400   NONE   NONE

Genzyme Corporation     COM     372917104   134,514  2,350,000   SH          DEFINED      1     2,350,000   NONE   NONE

Gilead Sciences,        COM     375558103   213,368  5,960,000   SH          DEFINED      1     5,960,000   NONE   NONE
Inc.

ICOS Corporation        COM     449295104    17,968    800,000   SH          DEFINED      3       800,000   NONE   NONE

Incyte Corporation      COM     45337C102    20,490  3,000,000   SH          DEFINED      3     3,000,000   NONE   NONE

Pozen Inc.              COM     73941U102     0.180     34,500   SH          DEFINED      3        34,500   NONE   NONE

Sepracor Inc.           COM     817315104   156,155  2,720,000   SH          DEFINED      1     2,720,000   NONE   NONE

The Medicines           COM     584688105   103,877  4,584,152   SH          DEFINED      3     4,584,152   NONE   NONE
Company

Theravance              COM     88338T104    36,631  2,007,168   SH          DEFINED      4     2,007,168   NONE   NONE

Virologic, Inc.         COM     92823R201     4,558  1,907,224   SH          DEFINED      3     1,907,224   NONE   NONE